ARTISAN FUNDS, INC.
                       SUPPLEMENT DATED FEBRUARY 10, 2003
           TO THE PROSPECTUS OF ARTISAN FUNDS, INC. (Investor Shares)
                             DATED NOVEMBER 1, 2002

                           ------------------------

                     ARTISAN INTERNATIONAL SMALL CAP FUND

Effective February 10, 2003, the Fund is managed by Mark L. Yockey, CFA, Lead
  Portfolio Manager, and Associate Portfolio Managers Michael D. Carruthers,
               Charles H. Hamker and Stanley T. Shpetner, CFA.
           Linda Y. Ba is no longer an Associate Portfolio Manager.




Case Label #526157                                               2/10/03 - A3021

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